6. ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION (Details Narrative) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Notes to Financial Statements
Accounts receivable, net of allowance	$ 711,920	$ 823,724	$ 883,567